Expense Example - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Expense Example:
1 year	$ 461
3 years	889
5 years	1,404
10 years	2,813
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Expense Example:
1 year	239
3 years	733
5 years	1,413
10 years	3,054
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Expense Example:
1 year	38
3 years	434
5 years	920
10 years	2,263
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Expense Example:
1 year	32
3 years	412
5 years	881
10 years	2,180
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Expense Example:
1 year	461
3 years	886
5 years	1,396
10 years	$ 2,796